3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of HPEV, Inc. is presented to assist in understanding the Company’s consolidated financial statements. The consolidated financial statements and notes are representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the consolidated financial statements.

Basis of Presentation

The accompanying audited consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. All references to Generally Accepted Accounting Principles (“GAAP”) are in accordance with The FASB Accounting Standards Codification (“ASC”) and the Hierarchy of Generally Accepted Accounting Principles.

Cash

The Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents. There are $477,549 and $194,721 in cash as of December 31, 2013 and December 31, 2012, respectively.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” and No. 104, “Revenue Recognition”. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured. For the periods ended December 31, 2013 and 2012, and for the period from inception to December 31, 2013, the Company did not report any revenues.

Earnings per Share

The Company has adopted the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 260-10 which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The calculation of diluted net loss per share gives effect to common stock equivalents; however, potential common shares are excluded if their effect is anti-dilutive. As of December 31, 2013, 199 preferred shares (which can be converted into common shares at a ratio of 1 to 50,000) and 14,871,336 warrants were outstanding.

Fair Value of Financial Instruments

The carrying amounts reflected in the balance sheets for cash, accounts payable, prepaid assets and accrued expenses approximate the respective fair values due to the short maturities of these items. The Company does not hold any investments that are available-for-sale.

As required by the Fair Value Measurements and Disclosures Topic of the FASB ASC, fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The three levels of the fair value hierarchy are described below:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Income Taxes

The Company provides for federal and state income taxes payable, as well as for those deferred because of the timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in tax rates is recognized as income or expense in the period of the change. A valuation allowance is established, when necessary, to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Upon inception, the Company adopted the provisions of ASC 740-10. The Company did not recognize a liability as a result of the implementation of ASC 740-10. A reconciliation of the beginning and ending amount of unrecognized tax benefits has not been provided since there is no unrecognized benefit as of the date of adoption. The Company did not recognize interest expense or penalties as a result of the implementation of ASC 740-10. If there were an unrecognized tax benefit, the Company would recognize interest related to unrecognized tax benefits in interest expense and penalties in other operating expenses.

Employee Stock Based Compensation

ASC 718-10 provides investors and other users of financial statements with more complete and neutral financial information, by requiring that the compensation cost relating to share-based payment transactions be recognized in the condensed, consolidated financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. ASC 718-10 covers a wide range of share-based compensation arrangements, including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As of December 31, 2013, the Company has not implemented an employee stock based compensation plan.

Non-Employee Stock Based Compensation

The Company accounts for stock based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the measurement date guidelines enumerated in ASC 505-50. The Company issues compensatory shares for services including, but not limited to, executive, management, accounting, operations, corporate communication, financial and administrative consulting services.

Long-lived Assets

In accordance with the Financial Accounting Standards Board ("FASB") Accounts Standard Codification (ASC) ASC 360-10, "Property, Plant and Equipment," the carrying value of intangible assets and other long-lived assets is reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Use of Estimates

The process of preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions regarding certain types of assets, liabilities, revenues, and expenses. Such estimates primarily relate to unsettled transactions and events as of the date of the condensed, consolidated financial statements. Accordingly, upon settlement, actual results may differ from estimated amounts.

Recent accounting standards

The Company has evaluated the recent accounting pronouncements through ASU 2014-05 and believes that none of them will have a material effect on the Company’s consolidated financial statements.

Restatement

Upon completing the Company's March 31, 2014 financial statements, an accounting error was discovered that misstated certain balance sheet and income statement amounts previously reported as of December 31, 2013.  It was discovered that 200,000 warrants to be issued to Monarch Bay per the May 28, 2013 agreement had been treated as fully vested as of December 31, 2013, it was subsequently determined that Monarch Bay had not meet its contractual obligations as of December 31, 2013 and the warrants had not vested, causing the Company's financial statements as of December 31, 2013 to over-report consulting expense and over-report additional paid in capital by $103,944, respectively.

The following is a summary of the impact of these restatements on the Company's Consolidated Balance Sheet at December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Additional paid-in capital	$8,944,784	$(103,944)	(a)	$8,840,840

Accumulated deficit	$(8,962,110)	$103,944	(a)	$(8,858,166)

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Operations for the year ending December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Consulting Expense	$1,576,388	$(103,944)	(a)	$1,472,444

Total operating expenses	$2,979,152	$(103,944)	(a)	$2,875,208

Net Loss	$(3,141,538)	$103,944	(a)	$(3,037,594)

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

(b) The restatement had no material impact on the reported basic and fully diluted loss per common share

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Operations from inception (March 24, 2011) to December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Consulting Expense	$5,083,360	$(103,944)	(a)	$4,979,416

Total operating expenses	$8,155,678	$(103,944)	(a)	$8,051,734

Net Loss	$(8,962,110)	$103,944	(a)	$(8,858,166)

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Shareholder's Equity from inception (March 24, 2011) to December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Additional paid-in capital	$8,944,784	$(103,944)	(a)	$8,840,840

Accumulated deficit	$(8,962,110)	$103,944	(a)	$(8,858,166)

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Cash Flows for the year ending December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Net loss	$(3,141,538)	$103,944	(a)	$(3,037,594)

Warrants issued for services	$574,391	$(103,944)	(a)	$470,447

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Cash Flows from inception (March 24, 2011) to December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Net loss	$(8,962,110)	$103,944	(a)	$(8,858,166)

Warrants issued for services	$574,391	$(103,944)	(a)	$470,447

(a) To correct errors due to over recognition of expenses related to non-vested warrants.